Risk Report - Credit Risk Management - IFRS 9 4 Model sensitivity on forward-looking information - Parenthetical information (Detail: Text Value) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IFRS 9 Sensitivities of Forward-Looking Information Group [Abstract]
Potential increase in allowance for credit lossed due to downside impact from the cessation of Russia gas supplies to Europe in bps	€ 20,000,000
Group allowance for credit losses	€ 5,600,000,000	€ 5,400,000,000
Impact on the Group's allowances for credit losses if for all Stage 1 borrowers Deutsche Bank lifetime expected credit losses were recorded	0.44
Groups allowance for credit losses in Stage 3 for homogeneous portfolios	€ 1,900,000,000	2,200,000,000
Stage 3: ECL increase if the LGD for all homogeneous portfolios were to increase by 1%	19,000,000	22,000,000
Thereof in Germany	11,000,000	11,000,000
Thereof in Italy	5,000,000	7,000,000
Thereof in Spain	€ 2,000,000	€ 2,000,000